Hedging activities - Schedule of Net Tax Effect of Cash Flow Hedges (Details) - Cash flow hedges - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Net (gains)/losses reclassified from OCI to income statement or transferred to cost of inventories	€ 28	€ 149	€ 86
Cost of sales | Foreign currency contracts
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Net (gains)/losses reclassified from OCI to income statement or transferred to cost of inventories	1	19	(3)
Cost of sales | Commodity contracts
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Net (gains)/losses reclassified from OCI to income statement or transferred to cost of inventories	0	83	74
Selling and distribution expenses | Commodity contracts
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Net (gains)/losses reclassified from OCI to income statement or transferred to cost of inventories	17	34	2
Finance costs | Interest rate and cross currency swaps
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Net (gains)/losses reclassified from OCI to income statement or transferred to cost of inventories	€ 10	€ 13	€ 13